Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Cash Flow Statement [line items]
Profit for the year	[1]	£ 950.1	£ 901.1	[2]	£ 2,059.4	[2]
Taxation	[1]	353.8	323.9		197.0
Revaluation and retranslation of financial instruments	[1]	(154.4)	72.8		(409.3)
Finance costs	[1]	376.4	289.3		269.8
Finance and investment income	[1]	(102.6)	(104.8)		(95.2)
Share of results of associates	[1]	(21.2)	(43.5)		(113.5)
Goodwill impairment on classification as held for sale	[1]	94.5
Gain on sale of discontinued operations	[1]	(73.8)
Attributable tax expense on sale of discontinued operations	[1]	157.4
Non-cash share-based incentive plans (including share options)	[1]	71.4	84.8		105.0
Depreciation of property, plant and equipment	[1]	203.2	225.1		230.7
Depreciation of right-of-use assets	[1]	317.9
Impairment of goodwill	[1]	47.7	176.5		27.1
Amortisation and impairment of acquired intangible assets	[1]	135.6	280.0		195.1
Amortisation of other intangible assets	[1]	29.6	38.7		36.3
Investment write-downs	[1]	7.5	2.0		95.9
Gains on disposal of investments and subsidiaries	[1]	(45.1)	(235.5)		(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	[1]	(0.4)	(2.0)		0.3
Gain on sale of freehold property in New York	[1]	(7.9)
Losses on sale of property, plant and equipment	[1]	3.2	0.6		1.1
Decrease/(increase) in trade receivables and accrued income	[1]	159.0	(298.9)		(90.4)
Increase/(decrease) in trade payables and deferred income	[1]	394.7	500.9		(170.8)
Increase in other receivables	[1]	(263.8)	(52.9)		(110.6)
Decrease in other payables – short-term	[1]	(16.4)	(31.8)		(122.8)
Increase in other payables – long-term	[1]	53.7	0.4		20.1
Increase/(decrease) in provisions	[1]	23.1	48.0		(57.3)
Corporation and overseas tax paid	[1]	(536.0)	(383.6)		(424.7)
Payment on early settlement of bonds	[1]	(63.4)
Interest and similar charges paid	[1]	(270.6)	(252.8)		(246.6)
Interest paid on lease liabilities	[1]	(105.1)
Interest received	[1]	80.8	90.4		76.9
Investment income	[1]	18.3	15.4		16.8
Dividends from associates	[1]	33.3	49.7		46.8
Net cash inflow from operating activities	[1]	1,850.5	1,693.8		1,408.1
Acquisitions and disposals:
Initial cash consideration		(3.9)	(126.7)		(214.8)
Cash and cash equivalents acquired		0.0	11.3		28.9
Earnout payments		(130.2)	(120.2)		(199.1)
Purchase of other investments (including associates)		(27.2)	(48.1)		(92.5)
Acquisitions		(161.3)	(283.7)		(477.5)
Proceeds on disposal of investments and subsidiaries	[3]	2,468.5	849.0		296.0
Cash and cash equivalents disposed		(327.5)	(15.1)
Disposals of investments and subsidiaries		2,141.0	833.9		296.0
Cash consideration for non-controlling interests		(62.7)	(109.9)		(47.3)
Net acquisition payments and disposal proceeds		1,917.0	440.3		(228.8)
Share repurchases and buy-backs:
Purchase of own shares by ESOP Trusts			(102.8)		(214.6)
Shares purchased into treasury		(43.8)	(104.3)	[1]	(289.6)	[1]
Net cash outflow		(43.8)	(207.1)		(504.2)
Net increase/(decrease) in borrowings:
(Decrease)/increase in drawings on bank loans		(70.6)	(819.3)		785.6
Net cash (outflow)/inflow		(1,713.2)	(440.6)		599.6
Cash and cash equivalents:
Cash at bank and in hand	[4],[5]	10,442.1	10,433.4		11,509.2
Short-term bank deposits	[4],[5]	863.6	632.4		341.8
Overdrafts	[4],[5]	(8,572.4)	(8,864.6)		(9,852.8)
Cash and cash equivalents at end of year	[4],[5]	2,733.3	2,201.2		1,998.2
Repayment of EURO 600 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(512.7)
Repayment of USD 812 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(618.8)
Partial repayment of USD 272 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(135.4)	(20.8)
Partial repayment of USD 450 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(176.2)	(37.3)
Repayment of GBP 200 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		£ (199.5)
Proceeds from issue of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds			218.8		214.0
Proceeds from issue of EURO 500 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds			438.0
Repayment of EURO 252 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds			£ (220.0)
Repayment of GBP 400 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds					£ (400.0)

[1]	Figures have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.
[4]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.
[5]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies of the consolidated financial statements.